Other Current and Non-current Assets - ZIM (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jul. 31, 2014 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2016 USD ($)	Jan. 27, 2021 shares
Other Current and Non-current Assets
Gain/(loss) on investments					$ 17,867	$ (176,386)	$ 543,653
ZIM
Other Current and Non-current Assets
Impairment loss								$ 28,700
Book value								$ 0
Ownership interest percentage			10.20%				6.10%
Acquisition of additional shares			$ 75
Ordinary shares owned | shares						7,186,950	7,186,950		10,186,950
Ordinary shares sold | shares							3,000,000
Net proceeds from sale of ordinary shares						$ 246,600	$ 120,700
Fair value of shareholding interest							423,000
Gain/(loss) on investments						(176,400)	543,700
Dividend income						165,400	34,300
Taxes withheld on dividend income						$ 18,300	5,900
ZIM
Other Current and Non-current Assets
Interest income from fair value unwinding							6,600
Deferred revenue recorded				$ 39,100
Number of vessels of which the charter rates payable was reduced | item				6
Series 1 Notes | ZIM
Other Current and Non-current Assets
Proceeds received from mandatory repayment of notes		$ 2,400
Series 1 and Series 2 Notes | ZIM
Other Current and Non-current Assets
Proceeds received from mandatory repayment of notes	$ 47,200
Accrued interest received	$ 6,400
Operating revenue | ZIM
Other Current and Non-current Assets
Recognized unearned revenue							$ 1,100